SHAREHOLDERS EQUITY and NON-CONTROLLING INTERESTS (Details 1) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
Warrants [Abstract]
December 31, 2017	0
Granted	2,259
December 31, 2018	2,259